Summary of Operations and Significant Accounting Policies (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers
The following table disaggregates the Company’s revenue based on the timing of satisfaction of performance obligations for the three and six months ended June 30:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Performance obligations satisfied over time
Solar	$2,092,228	$4,756,009	$5,322,072	$7,207,725
Electric	482,566	1,234,317	974,206	2,367,423
Data and Network	195,432	287,787	458,628	553,442
Total	$2,770,226	$6,278,113	$6,754,906	$10,128,590

The following table disaggregates the Company’s revenue based on the timing of satisfaction of performance obligations for the years ended December 31:

	2019	2018
Solar Operations
Performance obligations satisfied at a point in time	$4,220,000	$0
Performance obligations satisfied over time	$17,849,945	$10,240,996
Total

Electric Operations
Performance obligations satisfied at a point in time	$0	$0
Performance obligations satisfied over time	$4,962,539	$4,007,650
Total

Data and Network Operations
Performance obligations satisfied at a point in time	$0	$0
Performance obligations satisfied over time	$1,189,085	$1,707,451
Total
Performance obligations satisfied at a point in time	$4,220,000	$0
Performance obligations satisfied over time	$24,001,269	$15,956,097
Total

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Buildings and improvements	39 years
Vehicles	3-5 years
Tools and equipment	3-7 years
Solar arrays	20 years
The estimated useful lives are as follows:
Buildings and improvements	39 years
Vehicles	3-5 years
Tools and equipment	3-7 years
Solar arrays	20 years